Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Summary of our operating results

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	USD
Operating revenue, net
Insurance	2,340,915	2,363,777	3,576,566	511,442
Crowdfunding	162,683	267,650	261,636	37,413
Others	127,109	140,394	139,559	19,957
Total consolidated operating revenue, net	2,630,707	2,771,821	3,977,761	568,812
Operating costs and expenses
Insurance	(1,812,778)	(1,886,572)	(2,931,662)	(419,222)
Crowdfunding	(408,459)	(362,734)	(392,311)	(56,100)
Others	(282,344)	(236,925)	(231,163)	(33,056)
Operating profit/(loss)
Insurance	528,137	477,205	644,904	92,220
Crowdfunding	(245,776)	(95,084)	(130,675)	(18,687)
Others	(155,235)	(96,531)	(91,604)	(13,099)
Total segment operating profit	127,126	285,590	422,625	60,434
Unallocated items*	(133,869)	(107,432)	(51,767)	(7,402)
Total consolidated operating (loss)/profit	(6,743)	178,158	370,858	53,032
Total other income	170,983	182,432	172,591	24,679
Consolidated profit before income tax	164,240	360,590	543,449	77,711
*

The share-based compensation and impairment of intangible assets represent unallocated items in the segment information because the Group’s management does not consider this as part of the segment operating performance measure.